Real Estate Assets, Net - Alpha Mill Transaction (Details) - Alpha Mill $ in Millions	Nov. 02, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership in equity transaction	43.00%
Value of shares in offering	$ 34.8
Gain on sale	$ 10.8